Derivatives (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Derivative Asset and Liability

	Derivative asset		Derivative liability
	2020	2019	2020	2019
Derivatives for general account

Derivatives not designated in a hedge	12,617	10,134	13,661	11,060

Derivatives designated as fair value hedges	88	21	20	26

Derivatives designated as cash flow hedges	338	390	608	320

Derivatives desginated as Net foreign investment hedges	196	112	161	96
	13,238	10,658	14,450	11,501
Derivatives for account of policyholders

Derivatives not designated in a hedge	747	499	167	114
Total derivatives 1)	13,986	11,157	14,617	11,616
Of which:

Current	673	581	4,220	2,300

Derivatives Not Designated In Hedge - General Account

	Derivative asset		Derivative liability
Derivatives not designated in a hedge – general account	2020	2019	2020	2019

Derivatives held as an economic hedge	12,595	10,118	8,629	7,854

Bifurcated embedded derivatives	22	16	5,032	3,197

Other	-	-	-	9
Total	12,617	10,134	13,661	11,060

Credit Derivative Disclosure By Quality

	2020		2019
Credit derivative disclosure by quality	Notional	Fair value	Notional	Fair value

AAA	13	-	10	-

AA	168	4	106	3

A	762	9	915	13

BBB	2,677	46	3,258	70

BB	205	4	97	3

B or lower	121	-	58	-
Total	3,945	63	4,444	89

Disclosure of gains (losses) on cash flow hedge ineffectiveness

	2020	2019	2018
Gains (losses) related to the ineffectiveness portion of designated fair value hedges	-	1	5

Disclosure of gain (loss) on fair value hedge ineffectiveness
In addition, Aegon also makes use of cross currency swaps to convert variable or fixed foreign currency cash flows into fixed cash flows in local currencies. The cash flows from these hedging instruments are expected to occur over the next 30 years. These agreements involve the exchange of the underlying principal amounts.

Hedge ineffectiveness and reclassification of gains (losses)	2020	2019	2018

Hedge ineffectiveness on cash flow hedges	-	-	2

Gains (losses) reclassified from equity into the income statement	74	51	(62)

Expected deferred gain (loss) to be reclassified from equity into net income during the next 12 months	92	89	9

Summary of Cash Flows are Expected to Occur
The periods when the cash flows are expected to occur are as follows:

	< 1 year	1 – 5 years	5 – 10 years	> 10 years	2020 Total

Cash inflows	268	761	767	5,402	7,197

Cash outflows	-	4	-	-	4
Net cash flows	267	757	767	5,402	7,193

	< 1 year	1 – 5 years	5 – 10 years	> 10 years	2019 Total

Cash inflows	597	928	875	5,764	8,165

Cash outflows	-	1	3	-	4
Net cash flows	597	927	872	5,764	8,160